Guarantees, commitments and risks (Details 4) - Strategic liquidity [Member] - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	€ 20	€ 30
Bottom of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	10	20
Top of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	40	40
Average [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	20	30
Sensitivity Dollar Value [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	250	270
Sensitivity Dollar Value [Member] | Bottom of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	250	270
Sensitivity Dollar Value [Member] | Top of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	350	410
Sensitivity Dollar Value [Member] | Average [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	€ 290	€ 350

[1]	Management of strategic liquidity portfolio in $currency starting from August 2017.
[2]	Management of strategic liquidity portfolio starting from July 2013.